Netting of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives: Subject to a master netting arrangement:
Gross amounts of recognized liabilities	$ 32,533	$ 2,283
Cash collateral		(312)
Gross amounts offset in the balance sheet	(30,453)	(1,785)
Net amounts of assets presented in the balance sheet	2,080	498
Derivative liabilities, fair value
Gross amounts of recognized liabilities	57,898	2,294
Net amounts of liabilities presented in the consolidated balance sheet	27,445	509
Total
Gross amounts of recognized liabilities	558,325	395,828	77,700
Gross amounts offset in the balance sheet	(30,453)	(1,785)
Net amounts of liabilities presented in the consolidated balance sheet	527,872	394,043	77,700
Gross amounts offset in the balance sheet
Financial instruments	(500,427)	(393,534)	(77,700)
Net amount	27,445	509
Citibank, N.A.
Total
Net amounts of liabilities presented in the consolidated balance sheet	93,657	121,200
Gross amounts offset in the balance sheet
Financial instruments	(93,657)	(121,200)
Bank of America, N.A.
Total
Net amounts of liabilities presented in the consolidated balance sheet	236,384	150,082	77,700
Gross amounts offset in the balance sheet
Financial instruments	(236,384)	(150,082)	(77,700)
Credit Suisse First Boston Mortgage Capital LLC
Total
Net amounts of liabilities presented in the consolidated balance sheet	170,386	122,443
Gross amounts offset in the balance sheet
Financial instruments	(170,386)	(122,252)
Net amount		191
Morgan Stanley Bank, N.A.
Total
Net amounts of liabilities presented in the consolidated balance sheet	134	53
Gross amounts offset in the balance sheet
Net amount	134	53
Other
Total
Net amounts of liabilities presented in the consolidated balance sheet		265
Gross amounts offset in the balance sheet
Net amount		265
Mortgage loans held for sale
Mortgage loans sold under agreements to repurchase
Gross amounts of recognized liabilities	500,427	393,534	77,700
Net amounts of liabilities presented in the consolidated balance sheet	500,427	393,534	77,700
Forward contracts | Purchases
Derivatives: Subject to a master netting arrangement:
Gross amounts of recognized liabilities	23,306	389
Gross amounts offset in the balance sheet, before cash collateral		(158)
Net amounts of liabilities presented in the consolidated balance sheet, before cash collateral		231
Forward contracts | Sales
Derivatives: Subject to a master netting arrangement:
Gross amounts of recognized liabilities	9,227	1,894
Gross amounts offset in the balance sheet, before cash collateral		(1,315)
Net amounts of liabilities presented in the consolidated balance sheet, before cash collateral		579
IRLCs
Derivatives not subject to a master netting arrangement
Gross amounts of recognized liabilities	25,365	11
Total
Net amounts of liabilities presented in the consolidated balance sheet	25,365	11
Gross amounts offset in the balance sheet
Net amount	$ 25,365